Quarterly Holdings Report
for
Fidelity Advisor® Series Equity Growth Fund
February 28, 2025
AXM1-NPRT1-0425
1.9860272.110
Common Stocks - 98.9%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Galapagos NV ADR (b)	49,386	1,287,986
Pharmaceuticals - 0.5%
UCB SA	36,500	6,874,078
TOTAL BELGIUM		8,162,064
BRAZIL - 1.3%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (b)	6,420	13,622,405
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA ADR	386,000	3,639,980
TOTAL BRAZIL		17,262,385
CANADA - 1.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd (United States)	60,000	1,696,200
Information Technology - 1.1%
IT Services - 1.1%
Shopify Inc Class A (United States) (b)	118,200	13,238,400
TOTAL CANADA		14,934,600
CHINA - 3.9%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Tencent Holdings Ltd	212,100	13,054,018
Consumer Discretionary - 2.9%
Automobiles - 1.0%
BYD Co Ltd H Shares	247,592	11,864,794
Broadline Retail - 0.5%
PDD Holdings Inc Class A ADR (b)	59,700	6,787,293
Hotels, Restaurants & Leisure - 1.4%
Meituan B Shares (b)(c)(d)	359,300	7,501,841
Trip.com Group Ltd ADR	171,400	9,714,953
		17,216,794
TOTAL CONSUMER DISCRETIONARY		35,868,881

TOTAL CHINA		48,922,899
DENMARK - 0.5%
Health Care - 0.5%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	18,200	1,470,814
Pharmaceuticals - 0.4%
Novo Nordisk A/S Class B ADR	61,100	5,538,715
TOTAL DENMARK		7,009,529
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	47,700	5,386,284
ISRAEL - 0.8%
Health Care - 0.5%
Biotechnology - 0.0%
Gamida Cell Ltd (e)	266,229	3
Gamida Cell Ltd warrants 4/21/2028 (b)(e)	59,930	0
		3
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (b)	417,900	6,878,634
TOTAL HEALTH CARE		6,878,637

Information Technology - 0.3%
IT Services - 0.3%
Wix.com Ltd (b)	19,600	3,933,524
TOTAL ISRAEL		10,812,161
JAPAN - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	94,800	4,761,992
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
BE Semiconductor Industries NV	62,876	6,939,878
TAIWAN - 2.7%
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
eMemory Technology Inc	15,207	1,360,242
Taiwan Semiconductor Manufacturing Co Ltd ADR	183,196	33,072,375

TOTAL TAIWAN		34,432,617
UNITED KINGDOM - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	23,585	692,691
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC ADR	71,300	3,448,781
TOTAL UNITED KINGDOM		4,141,472
UNITED STATES - 86.3%
Communication Services - 8.0%
Entertainment - 1.2%
Live Nation Entertainment Inc (b)	47,000	6,737,920
ROBLOX Corp Class A (b)	155,000	9,864,200
		16,602,120
Interactive Media & Services - 6.8%
Alphabet Inc Class A	342,357	58,296,550
Epic Games Inc (b)(e)(f)	805	526,422
Meta Platforms Inc Class A	42,600	28,465,320
		87,288,292
Consumer Discretionary - 14.7%
Broadline Retail - 10.9%
Amazon.com Inc (b)	656,746	139,414,041
Savers Value Village Inc (b)(g)	143,900	1,076,372
		140,490,413
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	6,500	2,028,455
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	115,869	16,090,728
Carnival Corp (b)	51,300	1,227,609
Kura Sushi USA Inc Class A (b)	25,704	1,598,789
Starbucks Corp	52,600	6,091,606
		25,008,732
Household Durables - 0.3%
TopBuild Corp (b)	11,600	3,554,124
Specialty Retail - 1.5%
Floor & Decor Holdings Inc Class A (b)	28,200	2,724,966
Lowe's Cos Inc	65,000	16,161,600
		18,886,566
TOTAL CONSUMER DISCRETIONARY		189,968,290

Consumer Staples - 1.7%
Beverages - 0.6%
Constellation Brands Inc Class A	47,300	8,301,150
Personal Care Products - 1.1%
Estee Lauder Cos Inc/The Class A	189,600	13,634,136
TOTAL CONSUMER STAPLES		21,935,286

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy Inc	59,700	13,645,032
Range Resources Corp	170,068	6,312,924
		19,957,956
Financials - 9.8%
Banks - 0.4%
Huntington Bancshares Inc/OH	152,200	2,506,734
M&T Bank Corp	12,600	2,415,672
		4,922,406
Capital Markets - 1.3%
Intercontinental Exchange Inc	76,400	13,234,772
Morgan Stanley	25,200	3,354,372
		16,589,144
Consumer Finance - 0.9%
Capital One Financial Corp	60,700	12,173,385
Financial Services - 5.9%
Mastercard Inc Class A	57,283	33,012,766
Rocket Cos Inc Class A (g)	180,454	2,526,356
Toast Inc Class A (b)	249,100	9,615,260
Visa Inc Class A	86,300	31,301,873
		76,456,255
Insurance - 1.3%
Arthur J Gallagher & Co	49,269	16,640,112
TOTAL FINANCIALS		126,781,302

Health Care - 15.0%
Biotechnology - 3.5%
Adamas Pharmaceuticals Inc rights (b)(e)	220,830	2
Adamas Pharmaceuticals Inc rights (b)(e)	220,830	4,417
Alnylam Pharmaceuticals Inc (b)	45,772	11,294,241
Arcellx Inc (b)	6,579	426,451
Beam Therapeutics Inc (b)(g)	9,466	249,334
Biogen Inc (b)	25,400	3,568,700
Blueprint Medicines Corp (b)	4,400	424,908
Cytokinetics Inc (b)	24,461	1,125,206
Exact Sciences Corp (b)	227,000	10,762,070
Gilead Sciences Inc	100,100	11,442,431
Hookipa Pharma Inc (b)	13,430	20,548
Insmed Inc (b)	31,046	2,531,801
Janux Therapeutics Inc (b)	10,200	335,478
Krystal Biotech Inc (b)	4,700	842,475
Moderna Inc (b)	43,100	1,334,376
Seres Therapeutics Inc (b)(g)	54,600	41,458
Synlogic Inc (b)	10,646	14,904
Vor BioPharma Inc (b)	43,874	47,384
XOMA Royalty Corp (b)	32,707	742,449
		45,208,633
Health Care Equipment & Supplies - 4.6%
Align Technology Inc (b)	33,000	6,171,990
Boston Scientific Corp (b)	398,074	41,316,101
Ceribell Inc	12,800	297,472
Glaukos Corp (b)	27,400	3,288,548
Hologic Inc (b)	53,783	3,409,304
Penumbra Inc (b)	14,727	4,203,675
Pulmonx Corp (b)	27,500	237,050
RxSight Inc (b)	5,200	147,472
		59,071,612
Health Care Providers & Services - 1.7%
HealthEquity Inc (b)	127,754	14,022,279
Humana Inc	21,900	5,922,198
UnitedHealth Group Inc	3,300	1,567,368
		21,511,845
Health Care Technology - 0.2%
Veeva Systems Inc Class A (b)	15,000	3,362,100
Life Sciences Tools & Services - 1.7%
10X Genomics Inc Class A (b)	61,342	655,746
Bio-Techne Corp	29,202	1,803,224
Bruker Corp	93,014	4,392,121
Codexis Inc (b)(g)	161,901	492,179
Danaher Corp	37,151	7,718,492
MaxCyte Inc (United States) (b)	132,900	443,885
Thermo Fisher Scientific Inc	11,400	6,030,144
		21,535,791
Pharmaceuticals - 3.3%
Aclaris Therapeutics Inc (b)	19,672	39,147
Eli Lilly & Co	30,398	27,985,311
Royalty Pharma PLC Class A	422,100	14,199,444
Zevra Therapeutics Inc (b)(g)	81,300	651,213
		42,875,115
TOTAL HEALTH CARE		193,565,096

Industrials - 8.2%
Aerospace & Defense - 1.5%
GE Aerospace	90,652	18,763,151
Loar Holdings Inc	1,200	87,204
		18,850,355
Building Products - 0.0%
Simpson Manufacturing Co Inc	3,600	591,840
Electrical Equipment - 1.0%
GE Vernova Inc	38,688	12,967,444
Ground Transportation - 0.8%
Uber Technologies Inc (b)	132,632	10,081,358
Machinery - 2.2%
Deere & Co	33,200	15,962,228
Ingersoll Rand Inc	71,140	6,031,249
Westinghouse Air Brake Technologies Corp	33,641	6,235,696
		28,229,173
Professional Services - 2.0%
Equifax Inc	79,684	19,538,517
KBR Inc	52,513	2,574,712
UL Solutions Inc Class A	75,400	4,010,526
		26,123,755
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc (United Kingdom)	49,910	8,814,563
TOTAL INDUSTRIALS		105,658,488

Information Technology - 25.1%
Electronic Equipment, Instruments & Components - 0.9%
Flex Ltd (b)	163,884	6,209,565
Jabil Inc	39,215	6,075,188
		12,284,753
Semiconductors & Semiconductor Equipment - 11.5%
Astera Labs Inc (b)	2,300	171,005
Broadcom Inc	33,100	6,601,133
NVIDIA Corp	1,106,720	138,251,463
SiTime Corp (b)	19,218	2,981,673
		148,005,274
Software - 7.3%
Appfolio Inc Class A (b)	2,700	579,150
Asapp Inc warrants 8/28/2028 (b)(e)(f)	294,232	417,809
DocuSign Inc (b)	44,700	3,717,699
HubSpot Inc (b)	20,360	14,740,436
Microsoft Corp	153,544	60,955,434
Nutanix Inc Class A (b)	33,300	2,560,437
OpenAI Global LLC rights (b)(e)(f)	751,600	804,212
SailPoint Inc	6,800	163,200
Servicenow Inc (b)	8,623	8,017,320
Zeta Global Holdings Corp Class A (b)	116,200	1,999,802
		93,955,499
Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc	286,804	69,360,679
TOTAL INFORMATION TECHNOLOGY		323,606,205

Materials - 1.6%
Construction Materials - 0.4%
Eagle Materials Inc	2,600	588,146
Martin Marietta Materials Inc	9,700	4,686,458
		5,274,604
Containers & Packaging - 0.7%
International Paper Co	150,400	8,475,040
Metals & Mining - 0.5%
Carpenter Technology Corp	32,300	6,688,361
TOTAL MATERIALS		20,438,005

Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Zillow Group Inc Class A (b)	21,500	1,599,385
Zillow Group Inc Class C (b)	89,400	6,853,404
		8,452,789
TOTAL UNITED STATES		1,114,253,829
TOTAL COMMON STOCKS (Cost $831,397,756)		1,277,019,710

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(h) (Cost $248,100)	248,100	243,684

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(e)(f)	106	140,351
Canva Inc Series A2 (b)(e)(f)	19	25,157

TOTAL AUSTRALIA		165,508
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(e)(f)	8,000	101,200
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(e)(f)	26,300	68,116
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc, Series F (e)(f)	24,819	958,510
Information Technology - 0.2%
Software - 0.2%
Asapp Inc Series C (b)(e)(f)	90,925	188,214
Asapp Inc Series D (b)(e)(f)	512,827	902,576
xAI Corp Series C (e)(f)	42,975	930,409
		2,021,199
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(e)(f)	21,131	292,453
Illuminated Holdings Inc Series C3 (b)(e)(f)	26,414	365,570
Illuminated Holdings Inc Series C4 (b)(e)(f)	6,345	87,815
Illuminated Holdings Inc Series C5 (b)(e)(f)	13,150	181,996
		927,834
TOTAL UNITED STATES		4,076,859
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,512,955)		4,242,367

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(h) (Cost $308,400)	308,400	353,025

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.35	9,021,370	9,023,175
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	4,222,507	4,222,929
TOTAL MONEY MARKET FUNDS (Cost $13,246,104)			13,246,104

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $851,713,315)	1,295,104,890
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(2,762,981)
NET ASSETS - 100.0%	1,292,341,909

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,501,841 or 0.6% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,501,841 or 0.6% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,587,519 or 0.5% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	102,086

Anduril Industries Inc, Series F	8/07/24	539,481

Asapp Inc Series C	4/30/21	599,841

Asapp Inc Series D	8/29/23	1,980,281

Asapp Inc warrants 8/28/2028	8/29/23	0

Canva Inc Series A	9/22/23	113,066

Canva Inc Series A2	9/22/23	20,267

ElevateBio LLC Series C	3/09/21	110,329

Epic Games Inc	3/29/21	712,425

Illuminated Holdings Inc 15%	6/14/23	248,100

Illuminated Holdings Inc 15%	9/27/23	308,400

Illuminated Holdings Inc Series C2	7/07/20	528,275

Illuminated Holdings Inc Series C3	7/07/20	792,420

Illuminated Holdings Inc Series C4	1/08/21	228,420

Illuminated Holdings Inc Series C5	6/16/21	568,080

OpenAI Global LLC rights	9/30/24	751,600

xAI Corp Series C	11/22/24	930,409

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,238,556	114,167,234	149,382,615	165,446	-	-	9,023,175	9,021,370	0.0%
Fidelity Securities Lending Cash Central Fund	2,625,155	17,160,124	15,562,350	850	-	-	4,222,929	4,222,507	0.0%
Total	46,863,711	131,327,358	164,944,965	166,296	-	-	13,246,104	13,243,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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